Provisions (Details Textual) - INR (₨) ₨ in Millions		Mar. 31, 2019	Mar. 31, 2018
Disclosure of other provisions [line items]
Other provisions		₨ 4,218	₨ 3,785
Other environment related provision [member]
Disclosure of other provisions [line items]
Other provisions	[1]	52	₨ 53
Other environment related provision [member] | Liability assumed on acquisition of a unit of The Dow chemical company [Member]
Disclosure of other provisions [line items]
Initial liability assumed		39
Other provisions		₨ 52

[1]	As a result of the acquisition of a unit of The Dow Chemical Company in April 2008, the Company assumed a liability for contamination of the Mirfield site acquired of Rs.39 (carrying value Rs.52). The seller is required to indemnify the Company for this liability. Accordingly, a corresponding asset has also been recorded in the consolidated statements of financial position.